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February 9, 2016	Writer’s Direct Contact
212.468.8053
VIA EDGAR	JBaris@mofo.com

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Victory Variable Insurance Funds
File Nos. 333-62051, 811-8979

Ladies and Gentlemen:

Our client, Victory Variable Insurance Funds (“Registrant”), is today filing via EDGAR Post-Effective Amendment No. 30 under the Securities Act of 1933, as amended (the “Securities Act”) and No. 30 under the Investment Company Act of 1940, as amended, to its registration statement on Form N-1A (the “Amendment”).

The Registrant will file the Amendment pursuant to Rule 485(a) under the Securities Act to register new “shell” series of the Registrant (collectively, the “Victory Variable Funds”) into which the corresponding series of RS Variable Products Trust (File No. 333-135544, 811-21922 (collectively, the “RS Variable Funds”) will reorganize pursuant to an Agreement and Plan of Reorganization.  These reorganizations will occur in connection with acquisition of the investment adviser to the RS Variable Funds by the parent of Victory Capital Management, the investment adviser to the Victory Variable Funds.  The new Victory Variable Funds, into which the corresponding RS Variable Funds will reorganize, are:

RS Variable Funds	Victory Variable Funds
RS Large Cap Alpha VIP Series	Victory RS Large Cap Alpha VIP Series
RS Small Cap Growth Equity VIP Series	Victory RS Small Cap Growth Equity VIP Series
RS International VIP Series	Victory RS International VIP Series
RS Emerging Markets VIP Series	Victory RS Emerging Markets VIP Series
RS Investment Quality Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series
RS Low Duration Bond VIP Series	Victory INCORE Low Duration Bond VIP Series
RS High Yield VIP Series	Victory High Yield VIP Series
RS S&P 500 Index VIP Series	Victory S&P 500 Index VIP Series

Other than as described below, the investment objective, fundamental policies and principal investment strategies of the Victory Variable Funds are materially similar to those of the corresponding RS Variable Funds.

The portfolio management of three Victory Variable Funds differs from the corresponding RS Variable Funds as follows:

•                  Victory INCORE Investment Quality Bond VIP Series and Victory INCORE Low Duration Bond VIP Series will be managed by Victory Capital Management’s investment team, INCORE Capital Management.  The investment strategies and objectives of Victory INCORE Investment Quality Bond VIP Series and Victory INCORE Low Duration Bond VIP Series will be substantially similar to RS Investment Quality Bond VIP Series and RS Low Duration Bond VIP Series, respectively.

•                  The Victory S&P 500 Index VIP Series will be managed by Victory Capital Management’s investment team, Compass EMP (“CEMP”).  The investment strategies and objectives of Victory S&P 500 Index VIP Series will be substantially identical to RS S&P 500 Index VIP Series.

The fundamental investment restrictions of the Victory Variable Funds are substantially the same as those of the Registrant’s existing series portfolios.  The Staff had had an opportunity to review such restrictions on numerous occasions, the last of which was in Post-Effective Amendment No. 28, filed pursuant to Rule 485(a) under the Securities Act on April 15, 2015 (Accession No. 0001104659-15-027673).

From an operational standpoint, the policies followed by the Victory Variable Funds are substantially similar to those followed by the other series portfolio of Registrant, which the staff also most recently had an opportunity to review in Post-Effective Amendment No. 28, except that transfer agent, administrator, fund accountant and custodian services will be provided by the current service providers to the RS Variable Funds.

The staff has had the opportunity to review the RS Variable Funds on numerous occasions, the last of which was with respect to RS Focused Global Opportunity Fund, in Post-Effective Amendment No. 23, filed pursuant to Rule 485(a) under the Securities Act on April 30, 2015 (Accession No. 0001193125-15-161331).

In connection with the reorganizations, on February 4, 2016, Registrant filed a registration statement on Form N-14, including a combined proxy statement/prospectus on Form N-14 on EDGAR (“Proxy Statement”).  The description of the Victory Variable Funds’ principal investment objectives, strategies and risks and other operational matters in the Amendment is consistent with that included in the Proxy Statement.

Registrant knows of no problem areas to bring to the staff’s attention with respect to this filing and no new investment techniques, products or distribution methods are included in this filing.

In light of the information provided above, Registrant hereby requests selective review of the Amendment in accordance with Securities Act Release 33-6510.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/Jay G. Baris

Jay G. Baris

cc:	Karen L. Rossotto, Division of Investment Management
Alison White, Division of Investment Management
Leigh A. Wilson, Chair of the Board
Michael D. Policarpo, II, Victory Capital Management Inc.
Christopher K. Dyer, Victory Capital Management Inc.
Erin G. Wagner, Victory Capital Management Inc.
Edward J. Veilleux, Chief Compliance Officer
Nathan J. Greene, Shearman & Sterling LLP
Kelley A. Howes, Morrison & Foerster, LLP
Matthew J. Kutner, Morrison & Foerster, LLP